Trade Payables and Other Liabilities - Schedule of Explanation of Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,230	$ 1,584
Cash receipts in advance of satisfaction of performance obligations	45	782
Released to the consolidated statements of operations	(200)	(1,124)
Other	0	(12)
Ending contract liabilities balance	1,075	1,230
Current	584	718
Non-current	491	512
Total	1,075	1,230
Deferred revenue	$ 0	$ 15